Filed electronically with the Securities and Exchange Commission on November 30, 1998

                                                             File No. 811-08983
                                                             File No. 333-62677

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.    2
                                               ------
                  Post-Effective Amendment No.
                                               ------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    2
                                ------


                               Kemper Income Trust
                               -------------------
               (Exact name of Registrant as Specified in Charter)

               222 South Riverside Plaza Street, Chicago, IL 60606
               ---------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 781-1121
                                                           --------------

                                Kathryn L. Quirk
                        Scudder Kemper Investments, Inc.
                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

Title of securities being registered: Shares of Beneficial Interest, $.01 par value per share.

                               KEMPER INCOME TRUST
                            Kemper High Yield Fund II
                              CROSS-REFERENCE SHEET

                           Items Required by Form N-1A
                           ---------------------------

PART A
------

      Item No.         Item Caption                     Prospectus Caption
      --------         ------------                     ------------------

         1.            Cover Page                       COVER PAGE

         2.            Synopsis                         SUMMARY
                                                        SUMMARY OF EXPENSES

         3.            Condensed Financial              NOT APPLICABLE
                       Information

         4.            General Description of           SUMMARY
                       Registrant                       INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS
                                                        CAPITAL STRUCTURE

         5.            Management of the Fund           SUMMARY
                                                        INVESTMENT MANAGER AND UNDERWRITER

        5A.            Management's Discussion of       NOT APPLICABLE
                       Fund Performance

         6.            Capital Stock and Other          SUMMARY
                       Securities                       INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS
                                                        DIVIDENDS AND TAXES
                                                        PURCHASE OF SHARES

         7.            Purchase of Securities Being     SUMMARY
                       Offered                          PURCHASE OF SHARES
                                                        INVESTMENT MANAGER AND UNDERWRITER

         8.            Redemption or Repurchase         SUMMARY
                                                        REDEMPTION OR REPURCHASE OF SHARES

         9.            Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - Page 1



                               KEMPER INCOME TRUST
                            Kemper High Yield Fund II
                                   (continued)

PART B
------
                                                         Caption in Statement of
     Item No.         Item Caption                       Additional Information
     --------         ------------                       ----------------------

        10.           Cover Page                         COVER PAGE

        11.           Table of Contents                  TABLE OF CONTENTS

        12.           General Information and History    NOT APPLICABLE

        13.           Investment Objectives and          INVESTMENT RESTRICTIONS
                      Policies                           INVESTMENT POLICIES AND TECHNIQUES

        14.           Management of the Fund             OFFICERS AND TRUSTEES
                                                         REMUNERATION

        15.           Control Persons and Principal      OFFICERS AND TRUSTEES
                      Holders of Securities

        16.           Investment Advisory and Other      INVESTMENT MANAGER AND UNDERWRITER
                      Services

        17.           Brokerage Allocation               PORTFOLIO TRANSACTIONS

        18.           Capital Stock and Other            INVESTMENT MANAGER AND UNDERWRITER
                      Securities

        19.           Purchase, Redemption and           PURCHASE AND REDEMPTION OF SHARES
                      Pricing of Securities Being
                      Offered

        20.           Tax Status                         DIVIDENDS AND TAXES

        21.           Underwriters                       INVESTMENT MANAGER AND UNDERWRITER

        22.           Calculation of Performance Data    PERFORMANCE

        23.           Financial Statements               NOT APPLICABLE

                            Cross Reference - Page 2

Part A and Part B are incorporated by reference to Pre-effective Amendment No. 1 to the Registrant's Registration Statement filed on November 25, 1998.


                                Part C - Page 1

                               KEMPER INCOME TRUST

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

         a.       Financial Statements

                           Financial Highlights to be filed by amendment:

                  Included in Part B of this Registration Statement:

                           The  Statement  of Assets and  Liabilities  of Kemper  High Yield Fund II as of November
                           24, 1998 and the Report of Independent Auditors.

                    b.        Exhibits:

                              1.                Agreement and Declaration of Trust (incorporated by reference to
                                                Pre-effective Amendment No. 1 to Registrant's Registration
                                                Statement).

                              2.                By-laws (incorporated by reference to Pre-effective Amendment No. 1 to Registrant's Registration Statement).

                              3.                Inapplicable.

                              4.                Specimen Share Certificate to be filed by amendment.

                              5.                Investment Management Agreement dated November 30, 1998 between the
                                                Registrant on behalf of Kemper High Yield Fund II and Scudder
                                                Kemper Investments, Inc. (incorporated by reference to
                                                Pre-effective Amendment No. 1 to Registrant's Registration
                                                Statement).

                              6.                Underwriting and Distribution Services Agreement dated November 30,
                                                1998 between the Registrant and Kemper Distributors, Inc
                                                (incorporated by reference to Pre-effective Amendment No. 1 to
                                                Registrant's Registration Statement).

                              7.                Inapplicable.

                              8.       (a)(1)   Custodian Agreement to be filed by amendment.
                                       (a)(2)   Fee schedule for Exhibit 8(a)(1) to be filed by amendment.

                                Part C - Page 2

                              9.       (a)      Agency Agreement dated November 30, 1998 between the Registrant and
                                                Kemper Service Company (incorporated by reference to Pre-effective
                                                Amendment No. 1 to Registrant's Registration Statement).
                                       (b)      Fund Accounting Services Agreement dated November 30, 1998 between the Registrant on behalf of Kemper High Yield Fund II and Scudder
                                                Fund Accounting Corporation (incorporated by reference to
                                                Pre-effective Amendment No. 1 to Registrant's Registration
                                                Statement).
                                       (c)      Administrative Services Agreement dated November 30, 1998 between the Registrant and Kemper Distributors, Inc. (incorporated by reference to Pre-effective Amendment No. 1 to Registrant's
                                                Registration Statement).

                              10.               Opinion of counsel (incorporated by reference to Pre-effective
                                                Amendment No. 1 to Registrant's Registration Statement).

                              11.               Consent of Independent Auditors (incorporated by reference to
                                                Pre-effective Amendment No. 1 to Registrant's Registration
                                                Statement).

                              12.               Inapplicable.

                              13.               Purchase Agreement dated November 25, 1998 between the Registrant and Scudder Kemper Investments, Inc. is filed herein.

                              14.               Inapplicable

                              15.               Rule 12b-1 Plans (incorporated by reference to Pre-effective
                                                Amendment No. 1 to Registrant's Registration Statement).

                              16.               Inapplicable.

                              17.               Inapplicable.

                              18.               Multi-Distribution System Plan pursuant to Rule 18f-3 (incorporated by reference to Pre-effective Amendment No. 1 to Registrant's
                                                Registration Statement).

                                                Powers of Attorney for Trustees (incorporated by reference to
                                                Pre-effective Amendment No. 1 to Registrant's Registration
                                                Statement).


Item 25.          Persons Controlled by or under Common Control with Registrant
--------          -------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities.
--------          --------------------------------

                                             (1)                         (2)

                                        Title of Class         Number of Shareholders
                                        --------------         ----------------------

                    Kemper High Yield Fund II                            0

                                Part C - Page 3

Item 27.          Indemnification.
--------          ----------------

         Article Tenth of Registrant's Articles of Incorporation state as follows:

TENTH:            Liability and Indemnification
------            -----------------------------

         To the fullest extent permitted by the Maryland General Corporation Law and the Investment Company Act of 1940, no director or officer of the Corporation shall be liable to the Corporation or to its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted. No amendment to these Articles of Amendment and Restatement or repeal of any of its provisions shall limit or eliminate the benefits provided to directors and officers under this provision with respect to any act or omission which occurred prior to such amendment or repeal.

         The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required by Maryland law, including Section 2-418 of the Maryland General Corporation Law, as may be amended from time to time, and the Investment Company Act of 1940. The By-laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.

         The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability.

         The rights provided to any person by this Article shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Amendment and Restatement shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

         Nothing in these Articles of Amendment and Restatement shall be deemed to (i) require a waiver of compliance with any provision of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission under those Acts or (ii) protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of his or her obligations and duties hereunder.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**


                                Part C - Page 4

                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo


                                Part C - Page 5

                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         X        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         Oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         Xx       222 S. Riverside, Chicago, IL
         O        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.  Principal Underwriters.

         (a)

         Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer & Vice President

         James J. McGovern                 Chief Financial Officer & Vice          None
                                           President

         Linda J. Wondrack                 Vice President & Chief Compliance       None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

                                Part C - Page 6

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         William M. Thomas                 Vice President                          None

         Elizabeth C. Werth                Vice President                          Assistant Secretary

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and
                                                                                   Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Daniel Pierce                     Director, Chairman                      Trustee

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c) Not applicable

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder will be maintained by Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY 10154. Records relating to the duties of the Registrant's custodian are maintained by Brown Brothers Harriman & Co.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  (a)  Not Applicable.

                  (b)  Not Applicable.

                  (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders upon request and without charge.


                                Part C - Page 7

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of November, 1998.


                                                    KEMPER INCOME TRUST


                                                    By /s/ Mark S. Casady
                                                       ---------------------
                                                       Mark S. Casady, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Daniel Pierce
--------------------------------------
Daniel Pierce*                              Chairman and Trustee                         November 30, 1998


/s/ David W. Belin
--------------------------------------
David W. Belin*                             Trustee                                      November 30, 1998


/s/ Lewis A. Burnham
--------------------------------------
Lewis A. Burnham *                          Trustee                                      November 30, 1998


/s/ Donald L. Dunaway
--------------------------------------
Donald L. Dunaway*                          Trustee                                      November 30, 1998


/s/ Robert B. Hoffman
--------------------------------------
Robert B. Hoffman*                          Trustee                                      November 30, 1998



/s/ Donald R. Jones
--------------------------------------
Donald R. Jones*                            Trustee                                      November 30, 1998


/s/ Thomas W. Littauer
--------------------------------------
Thomas W. Littauer*                         Trustee and Vice President                   November 30, 1998


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Shirley D. Peterson
--------------------------------------
Shirley D. Peterson*                        Trustee                                      November 30, 1998


/s/ Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee and Vice President                   November 30, 1998


/s/ John R. Hebble
---------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           November 30, 1998
                                            Accounting Officer)

/s/ Philip J. Collora
--------------------------------------
Philip J. Collora                           Vice President and Secretary                 November 30, 1998




*By:     /s/ Mark S. Casady
         ------------------
         Mark S. Casady
         Attorney-in-Fact pursuant to powers of attorney
         incorporated by reference to Pre-effective
         Amendment No. 1 to Registrant's Registration Statement.

                                                             File No. 811-08983
                                                             File No. 333-62677


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                          PRE-EFFECTIVE AMENDMENT No. 2

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                 AMENDMENT No. 2

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                               KEMPER INCOME TRUST

                               KEMPER INCOME TRUST

                                  Exhibit Index

                                   Exhibit 13